TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade payables and other current liabilities

	12/31/2021	12/31/2020
Trade payables	19,687	13,017
Customer online wallets	4,900	4,103
Other current liabilities	3,211	2,014
Accruals	826	97
Total	28,624	19,231
Of which: with related parties (Note 14)	3,729	1,479

Disclosure of other current liabilities

	12/31/2021	12/31/2020
Accrued salaries	640	232
Current tax liabilities	966	1,510
Others	1,605	272
Total	3,211	2,014